Employee Benefit Plan, Fair Value and NAV (Tables) - AES Corp Retirement Savings Plan [Domain]	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	The following table sets forth the Plan’s investments by type:

		December 31,
	Pricing Category	2025	2024
Collective Investment Trusts	Level 1	$730,224,562	$527,740,064
Self-Directed Investments	Level 1	80,047,981	71,122,755
The AES Corporation Common Stock	Level 1	31,451,624	29,651,191
Money Market Funds	Level 1	5	25,023,610
Mutual Funds	Level 1	—	64,519,325
Total investments		$841,724,172	$718,056,945

EBP, Investment, Fair Value and NAV	The following table sets forth the Plan’s investments by type:

		December 31,
	Pricing Category	2025	2024
Collective Investment Trusts	Level 1	$730,224,562	$527,740,064
Self-Directed Investments	Level 1	80,047,981	71,122,755
The AES Corporation Common Stock	Level 1	31,451,624	29,651,191
Money Market Funds	Level 1	5	25,023,610
Mutual Funds	Level 1	—	64,519,325
Total investments		$841,724,172	$718,056,945